Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Contributed surplus and net former parent investment	Deficit
Beginning balance, Shares at Dec. 31, 2020		0
Beginning balance at Dec. 31, 2020	$ (12,710)	$ 0	$ 132,892	$ (145,602)
Net former parent investment	18,050		18,050
Net loss	(47,026)			(47,026)
Ending balance, Shares at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021	(41,686)	$ 0	150,942	(192,628)
Net former parent investment	75,067		75,067
Net loss	(67,798)			(67,798)
Ending balance, Shares at Dec. 31, 2022		0
Ending balance at Dec. 31, 2022	(34,417)	$ 0	226,009	(260,426)
Net former parent investment	57,301		57,301
General Motors transaction	271,737		271,737
Share transactions pursuant to Arrangement		160,048
Share transactions pursuant to Arrangement	113,779	$ 649,867	(536,088)
Shares issued on conversion of share-based awards, Shares		1,730
Shares issued on conversion of share-based awards		$ 6,935	(6,935)
Equity compensation amortization	2,996		2,996
Net loss	(3,934)			(3,934)
Ending balance, Shares at Dec. 31, 2023		161,778
Ending balance at Dec. 31, 2023	$ 407,462	$ 656,802	$ 15,020	$ (264,360)